Note 28 - Loans and Borrowings - Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Balance at January 1	$ 5,960	$ 1,486		$ 2,987
- Capital		(1,500)	[1]	(1,500)	[1]
- Interest	(130)	(58)		(156)
Proceeds	2,340	6,000	[1]		[1]
Transaction cost	(46)	(60)
Unrealised foreign exchange	(5,818)
Interest	165	92		155
Balance at December 31	2,471	5,960		1,486
Loans and borrowings - long-term portion	1,942	5,960	[2]
Short-term portion of term loan facility	$ 529			$ 1,486

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.
[2]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.